Derivative Liability (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021	May 31, 2021	May 31, 2020
Derivative Liability
Derivative Liabilities, Beginning Balance			$ 537,540	$ 1,721,718	$ 1,721,718	$ 466,692
Gain On Change In Fair Value Of The Derivatives			(1,184,178)		(274,620)
Derivative Liabilities, Ending Balance	$ 262,920		262,920		537,540	1,721,718
(gain) On Change In Fair Value Of The Derivative	$ (141,175)	$ 347,754	$ 274,620	$ 1,355,087	(1,184,178)	$ 1,255,026
Loss On Change In Fair Value Of The Derivative					$ 1,184,178